Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 02, 2019
Weighted average number of common shares outstanding - basic and diluted	5,107,845	5,076,967	5,105,982	4,105,433	4,364,271	2,539,427
Potentially dilutive common shares outstanding			581,996	592,311
Right of use asset	$ 2,487,000		$ 2,487,000
Lease liability	$ 2,631,000		$ 2,631,000
Accounting Standards Update 2016-02 [Member]
Right of use asset							$ 2,700,000
Lease liability							$ 2,700,000